Shareholders' equity (deficit) - Warrants exercised (Details) - USD ($)		12 Months Ended
	Jan. 28, 2021	Dec. 31, 2020
Shareholders' equity
Issuance of warrants		$ 2,526,320
Cash proceeds from exercise of warrants	$ 20,000,000